LEASE LIABILITIES (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Lease liabilities [abstract]
Opening balance	$ 1,076	$ 609
New liabilities and modifications of leases	1,617	955
Lease write off	(14)
Principal repayment	(307)	(488)
Ending balance	2,372	1,076
Current portion	354	295
Non-current portion	$ 2,018	$ 781